Insurance business - Liabilities under insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	$ 73,453
Claims and benefits paid	(5,929)	$ (5,594)
Increase in liabilities to policyholders	13,208	12,508
Exchange differences and other movements	3,115	(1,579)
Gross liabilities under insurance contracts end of period	83,196	73,453
Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	44,543
Claims and benefits paid	(2,883)	(2,828)
Increase in liabilities to policyholders	8,894	8,778
Exchange differences and other movements	58	(445)
Gross liabilities under insurance contracts end of period	49,909	44,543
Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,629
Claims and benefits paid	(1,044)	(749)
Increase in liabilities to policyholders	1,413	1,321
Exchange differences and other movements	230	(414)
Gross liabilities under insurance contracts end of period	7,280	6,629
Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	22,281
Claims and benefits paid	(2,002)	(2,017)
Increase in liabilities to policyholders	2,901	2,409
Exchange differences and other movements	2,827	(720)
Gross liabilities under insurance contracts end of period	26,007	22,281
Gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	75,273	69,938
Gross liabilities under insurance contracts end of period	85,667	75,273
Gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	46,043	40,538
Gross liabilities under insurance contracts end of period	52,112	46,043
Gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	6,949	6,791
Gross liabilities under insurance contracts end of period	7,548	6,949
Gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	22,281	22,609
Gross liabilities under insurance contracts end of period	26,007	22,281
Reinsurers’ share of gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(1,820)
Gross liabilities under insurance contracts end of period	(2,471)	(1,820)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(1,500)
Gross liabilities under insurance contracts end of period	(2,203)	(1,500)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(320)
Gross liabilities under insurance contracts end of period	(268)	(320)
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	0
Gross liabilities under insurance contracts end of period	$ 0	$ 0